27. Benefit plans (Details 5) $ in Thousands	Dec. 31, 2019 ARS ($)
2020
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	$ 51,119
2021
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	9,117
2022
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	9,499
2023
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	10,507
2024
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	3,011
2025 to 2029
SummaryOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	$ 12,763